Earnings per Share - Schedule of Earnings Per Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Numerator:
Net income	$ 71,211	$ 68,521	$ 134,116	$ 89,367
Less: Pre-IPO net income attributable to Atlas Sand Company, LLC	0		54,561
Less: Net income attributable to redeemable noncontrolling interest	32,693		39,303
Net income attributable to Atlas Energy Solutions, Inc.	$ 38,518		$ 40,252	$ 89,367
Denominator:
Basic weighted average shares outstanding	57,148		57,148
Dilutive potential of restricted stock units	272		272
Diluted weighted average shares outstanding	57,420		57,420
Basic EPS attributable to Class A stockholders	$ 0.67		$ 0.7
Diluted EPS attributable to Class A stockholders	$ 0.67		$ 0.7